Note 9 - Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Note 9 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent	34.00%
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 1.2
Earliest Tax Year [Member] | Domestic Tax Authority [Member]
Note 9 - Income Taxes (Details) [Line Items]
Open Tax Year	2011
Earliest Tax Year [Member] | State and Local Jurisdiction [Member]
Note 9 - Income Taxes (Details) [Line Items]
Open Tax Year	2011
Latest Tax Year [Member] | Domestic Tax Authority [Member]
Note 9 - Income Taxes (Details) [Line Items]
Open Tax Year	2013
Latest Tax Year [Member] | State and Local Jurisdiction [Member]
Note 9 - Income Taxes (Details) [Line Items]
Open Tax Year	2013